Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

RMB
(In millions)
Purchase consideration	2,378

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,545
Intangible assets, net	1,424
Deferred tax liabilities	(292)
Pre-existing equity interests	(1,651)
Noncontrolling interests	(1,312)
Redeemable non-controlling interests (Note 19)	(698)
Goodwill	3,362

2,378

Schedule of Business Acquisitions, by Acquisition

Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

RMB
(In millions)
Purchase consideration	1,168

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	229
Intangible assets, net	543
Deferred tax liabilities	(134)
Noncontrolling interests	(266)
Redeemable non-controlling interests (Note 19)	(182)
Goodwill	978

1,168

Business combinations in 2020
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition date.

	RMB	US$
	(In millions)
Purchase consideration	3,499	536

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515	231
Intangible assets, net	1,116	171
Deferred tax liabilities	(229)	(35)
Pre-existing equity interests and debt investment	(2,103)	(322)
Noncontrolling interests	(798)	(122)
Goodwill	3,998	613

	3,499	536